Income tax expense (Tables)	12 Months Ended
Dec. 31, 2022
Income tax expense
Summary of current and deferred components of income taxes

	For the year ended	For the year ended	For the year ended
	December 31, 2020	December 31, 2021	December 31, 2022
	RMB	RMB	RMB
Current tax expense	241,792	646,979	410,478
Deferred tax benefit	(11,260)	(15,553)	(38,898)
Income tax expense	230,532	631,426	371,580

Summary of reconciliation of the differences between the statutory income tax rate and the Company's effective income tax rate

	For the year ended	For the year ended	For the year ended
	December 31, 2020	December 31, 2021	December 31, 2022
	%	%	%
Statutory income tax rate of the PRC	25	25	25
Tax effect of permanent differences(a)	227	2	1
Addition to Valuation Allowance	—	1	—
Tax effect of preferential tax rates	(9)	(1)	(1)
Tax effect of Super Deduction and others	(18)	(3)	(4)
Effective income tax rate	225	24	21
(a)	The permanent book-tax differences mainly consisted of share-based compensation.

Schedule of effect of tax holiday

	For the Year Ended December 31，
	2020	2021	2022
	RMB	RMB	RMB
Tax holiday effect	9,669	36,430	24,365
Basic net income per share effect	0.01	0.03	0.02
Diluted net income per share effect	0.01	0.03	0.02

Summary of tax impact of significant temporary differences that give rise to the deferred tax assets and liabilities

	As of December 31,
	2021	2022
	RMB	RMB
Deferred tax assets:
Net operating tax loss carry forwards	18,018	34,306
Inventory write-downs	21,479	33,128
Product warranty	1,046	1,263
Accrued expenses and others	13,051	28,464
Less: Valuation Allowance	(15,415)	(16,145)
Total deferred tax assets, net	38,179	81,016
Deferred tax liabilities:
Accelerated depreciation of property, equipment and leasehold improvement	(15,943)	(18,130)
Unrealized investment income of short-term investments	(5,893)	(7,645)
Total deferred tax liabilities	(21,836)	(25,775)
Presentation in the consolidated balance sheet :
Deferred tax assets, net	20,856	63,894
Deferred tax liabilities	(4,513)	(8,653)
Net deferred tax assets	16,343	55,241

Schedule of movements in the valuation allowance

	2021	2022
	RMB	RMB
Balance as of January 1	—	15,415
Addition	15,415	730
Balance as of December 31	15,415	16,145